Average Annual Total Returns			12 Months Ended	51 Months Ended	60 Months Ended	82 Months Ended	84 Months Ended	99 Months Ended	101 Months Ended	105 Months Ended	120 Months Ended
		Nov. 14, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.57%		2.03%						1.29%
Performance Inception Date		Sep. 24, 2001
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.69%		2.13%				1.70%
Performance Inception Date		Jul. 18, 2016
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.68%		1.22%						0.76%
Performance Inception Date	[1]	Sep. 24, 2001
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.63%		2.05%						1.31%
Performance Inception Date		Sep. 24, 2001
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.55%		1.99%						1.27%
Performance Inception Date		Oct. 25, 2004
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Average Annual Return, Percent			4.72%		2.11%						1.38%
Performance Inception Date		Jan. 21, 1995
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Average Annual Return, Percent			4.70%		2.12%						1.38%
Performance Inception Date		Oct. 04, 1993
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Average Annual Return, Percent			4.70%		2.08%						1.35%
Performance Inception Date		Oct. 25, 2004
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Average Annual Return, Percent			5.18%		2.40%		2.25%
Performance Inception Date		Dec. 18, 2017
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Average Annual Return, Percent			5.15%		2.41%		2.26%
Performance Inception Date		Dec. 18, 2017
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent			4.92%	2.54%
Performance Inception Date		Sep. 18, 2020
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent			5.05%		2.34%				1.94%
Performance Inception Date		Jul. 18, 2016
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent			3.04%	1.59%
Performance Inception Date		Sep. 18, 2020
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	2.56%
Performance Inception Date		Sep. 18, 2020
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	2.51%
Performance Inception Date		Sep. 18, 2020
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.04%		2.33%						1.62%
Performance Inception Date	[2]	Sep. 24, 2001
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Average Annual Return, Percent			5.21%		2.42%	2.31%
Performance Inception Date		Feb. 26, 2018
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent			5.03%		2.29%						1.57%
Performance Inception Date		Mar. 31, 2006
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent			5.16%		2.41%				2.02%
Performance Inception Date		Jul. 18, 2016
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent			3.14%		1.49%						1.05%
Performance Inception Date	[3]	Mar. 31, 2006
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent			5.01%		2.30%						1.57%
Performance Inception Date		Mar. 31, 2006
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent			5.02%		2.26%						1.54%
Performance Inception Date		Mar. 31, 2006
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.13%		2.40%						1.70%
Performance Inception Date	[4]	Mar. 31, 2006
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Average Annual Return, Percent			5.19%		2.41%					1.93%
Performance Inception Date		May 04, 2016
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Average Annual Return, Percent			5.33%		2.53%			2.19%
Performance Inception Date		Sep. 18, 2016
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Average Annual Return, Percent			5.17%		2.42%					1.93%
Performance Inception Date		Apr. 05, 2016
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Average Annual Return, Percent			4.55%		1.99%						1.27%
Performance Inception Date		Oct. 25, 2004
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.87%		2.20%						1.47%
Performance Inception Date		Mar. 01, 1990
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.00%		2.31%				1.90%
Performance Inception Date		Jul. 18, 2016
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Performance Inception Date		Jul. 18, 2016
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[5]		2.99%		1.40%						0.95%
Performance Inception Date	[5]	Jan. 09, 1995
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.85%		2.21%						1.47%
Performance Inception Date		Jan. 24, 1995
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.86%		2.17%						1.44%
Performance Inception Date		Oct. 25, 2004
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[6]		4.97%		2.30%						1.59%
Performance Inception Date	[6]	Mar. 01, 1990
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent			5.15%		2.38%						1.66%
Performance Inception Date		Dec. 01, 2003
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent			5.26%		2.48%				2.11%
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[7]		3.24%		1.56%						1.12%
Performance Inception Date	[7]	Dec. 01, 2003
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent			5.13%		2.39%						1.66%
Performance Inception Date		Dec. 01, 2003
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent			5.12%		2.33%						1.61%
Performance Inception Date		Oct. 25, 2004
Class Z Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.25%		2.49%						1.80%
Performance Inception Date	[8]	Aug. 01, 2003

[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[3]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[4]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[5]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[6]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[7]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[8]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.